Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Advertising, Public Relations, and Related Services - 2.8%
303,592	Qurate Retail, Inc. (a)	$2,884,124
Cable and Other Subscription Programming - 2.4%
115,490	Discovery, Inc. (a)	2,436,839
Clothing Stores - 2.4%
213,880	Hanesbrands, Inc.	2,414,705
Commercial and Industrial Machinery and Equipment Rental and Leasing - 2.5%
17,196	United Rentals, Inc. (a)	2,562,892
Computer and Peripheral Equipment Manufacturing - 2.5%
57,896	NetApp, Inc.	2,568,846
Computer Systems Design and Related Services - 5.2%
46,515	Cognizant Technology Solutions Corp.	2,642,982
58,236	The Timken Co.	2,649,156
		5,292,138
Drugs and Druggists’ Sundries Merchant Wholesalers - 7.9%
27,602	AmerisourceBergen Corp.	2,781,454
17,332	McKesson Corp.	2,659,075
69,519	Nu-Skin Enterprises, Inc. - Class A	2,657,711
		8,098,240
Electric Lighting Equipment Manufacturing - 2.5%
26,255	Acuity Brands, Inc.	2,513,654
Employment Services - 5.0%
84,023	Korn Ferry	2,582,027
36,571	ManpowerGroup, Inc.	2,514,256
		5,096,283
Financial Investment Activities - 2.6%
34,721	Gilead Sciences, Inc.	2,671,434
Foundries - 2.4%
26,255	Reliance Steel & Aluminum Co.	2,492,387
General Medical and Surgical Hospitals - 2.4%
26,119	Universal Health Services, Inc.	2,426,194
Health and Personal Care Stores - 2.2%
179,831	Sally Beauty Holdings, Inc. (a)	2,253,282
Household Appliance Manufacturing - 2.5%
19,985	Whirlpool Corp.	2,588,657
Insurance Carriers - 2.4%
9,324	Anthem, Inc.	2,452,026
Iron and Steel Mills and Ferroalloy Manufacturing - 2.8%
139,409	Commercial Metals Co.	2,843,944
Machinery, Equipment, and Supplies Merchant Wholesalers - 2.3%
13,658	Huntington Ingalls Industries, Inc.	2,383,184
Motor Vehicle Parts Manufacturing - 9.8%
67,610	Allison Transmission Holdings, Inc.	2,486,696
75,233	BorgWarner, Inc.	2,655,725
195,443	Dana, Inc.	2,382,450
124,919	Meritor, Inc. (a)	2,473,396
		9,998,267
Nonresidential Building Construction - 2.5%
73,681	PulteGroup, Inc.	2,507,364

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value
Pharmaceutical and Medicine Manufacturing - 12.7%
23,005	Alexion Pharmaceuticals, Inc. (a)	$2,582,081
9,063	Biogen, Inc. (a)	2,424,806
174,010	Corcept Therapeutics, Inc. (a)	2,926,848
21,783	United Therapeutics Corp. (a)	2,635,743
32,292	USANA Health Sciences, Inc. (a)	2,371,202
		12,940,680
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 2.9%
24,518	SYNNEX Corp.	2,936,521
Radio and Television Broadcasting - 4.3%
89,546	AMC Networks, Inc. (a)	2,094,481
166,497	Gray Television, Inc. (a)	2,322,633
		4,417,114
Residential Building Construction - 2.6%
47,552	D.R. Horton, Inc.	2,636,758
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.5%
97,104	PolyOne Corp.	2,547,038
Scheduled Air Transportation - 4.7%
64,507	Alaska Air Group, Inc.	2,339,024
72,446	Southwest Airlines Co.	2,476,204
		4,815,228
Semiconductor and Other Electronic Component Manufacturing - 2.4%
98,575	Sanmina Corp. (a)	2,468,318
Tobacco Manufacturing - 2.5%
63,991	Altria Group, Inc.	2,511,647
	TOTAL COMMON STOCKS (Cost $103,210,134)	101,757,764

MONEY MARKET FUNDS - 0.2%
257,071	First American Government Obligations Fund - Class X, 0.09% (b)	257,071
	TOTAL MONEY MARKET FUNDS (Cost $257,071)	257,071

	TOTAL INVESTMENTS (Cost $103,467,205) - 99.9%	102,014,835
	Other Assets in Excess of Liabilities - 0.1%	65,675
	TOTAL NET ASSETS - 100.0%	$102,080,510

Percentages are stated as a percent of net assets.

(a)	Non-Income producing security.
(b)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 99.1%
Australia - 12.3%
1,733,407	Beach Energy Ltd.	$1,818,255
82,174	BHP Group Ltd.	2,031,284
243,432	BlueScope Steel Ltd.	1,963,825
228,628	Fortescue Metals Group Ltd.	2,185,193
522,200	Santos Ltd.	1,909,956
		9,908,513
Cayman Islands - 1.8%
1,740,771	WH Group Ltd.	1,491,351
France - 2.2%
17,483	Cie Generale des Etablissements Michelin SCA	1,813,747
Germany - 9.4%
30,977	Aurubis AG	1,909,961
186,758	METRO AG	1,765,858
24,476	Rheinmetall AG	2,122,896
11,155	Volkswagen AG (a)	1,795,919
		7,594,634
Italy - 2.1%
254,736	Leonardo S.p.A.	1,688,548
Japan - 51.2%
182,600	Amada Co., Ltd.	1,489,887
80,900	Amano Corp.	1,676,067
95,500	Brother Industries Ltd.	1,717,629
81,000	Canon Marketing Japan, Inc.	1,646,631
74,300	Ebara Corp.	1,737,509
105,900	GungHo Online Entertainment, Inc.	1,885,064
254,800	Inpex Corp.	1,573,754
215,900	Isuzu Motors Ltd.	1,946,149
168,800	JGC Holdings Corp.	1,772,810
159,700	Kajima Corp.	1,899,095
195,000	Kandenko Co., Ltd.	1,656,078
98,700	Kinden Corp.	1,626,185
44,200	Koito Manufacturing Co., Ltd.	1,776,596
56,500	Kyudenko Corp.	1,663,996
176,400	Nikon Corp.	1,473,608
188,000	Obayashi Corp.	1,755,073
142,900	Persol Holdings Co., Ltd.	1,958,713
94,800	Sekisui House Ltd.	1,802,056
50,000	Seven & i Holdings Co., Ltd.	1,630,007
209,800	Shimizu Corp.	1,719,593
42,300	Suzuken Co., Ltd.	1,574,864
78,100	Tokuyama Corp.	1,831,435
133,400	Tosoh Corp.	1,816,143
60,600	TS Tech Co., Ltd.	1,659,590
		41,288,532
Singapore - 2.1%
3,071,500	Genting Singapore Ltd.	1,675,043

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value
United Kingdom - 18.0%
94,581	Anglo American PLC	$2,190,842
31,257	Berkeley Group Holdings PLC	1,613,122
50,897	Dialog Semiconductor PLC (a)	2,322,181
272,288	Inchcape PLC	1,653,216
59,115	Persimmon PLC (a)	1,674,476
281,914	Redrow PLC	1,504,864
36,335	Rio Tinto PLC	2,048,076
867,654	Taylor Wimpey PLC	1,533,102
		14,539,879
	TOTAL COMMON STOCKS (Cost $84,094,412)	80,000,247

MONEY MARKET FUNDS - 0.6%
464,205	First American Government Obligations Fund - Class X, 0.09% (b)	464,205
	TOTAL MONEY MARKET FUNDS (Cost $464,205)	464,205

	TOTAL INVESTMENTS (Cost $84,558,617) - 99.7%	80,464,452
	Other Assets in Excess of Liabilities - 0.3%	214,747
	TOTAL NET ASSETS - 100.0%	$80,679,199

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-Income producing security.
(b)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Agencies, Brokerages, and Other Insurance Related Activities - 2.3%
20,381	Goosehead Insurance, Inc. (a)	$1,531,836
Ambulatory Health Care Services - 1.9%
15,505	DaVita, Inc. (a)	1,227,066
Animal Food Manufacturing - 2.1%
16,881	Freshpet, Inc. (a)	1,412,264
Architectural, Engineering, and Related Services - 2.1%
43,690	NeoGenomics, Inc. (a)	1,353,516
Cable and Other Subscription Programming - 1.8%
686	Cable One, Inc.	1,217,547
Clothing Stores - 1.8%
2,337	Charter Communications, Inc. (a)	1,191,963
Communications Equipment Manufacturing - 2.1%
3,829	Apple, Inc.	1,396,819
Computer Systems Design and Related Services - 2.1%
6,896	Okta, Inc. (a)	1,380,786
Electrical Equipment Manufacturing - 1.9%
10,070	Generac Holdings, Inc. (a)	1,227,835
Employment Services - 2.3%
7,890	Teladoc Health, Inc. (a)	1,505,728
Financial Investment Activities - 3.8%
55,136	Clarivate PLC (a)(b)	1,231,187
3,825	MSCI, Inc.	1,276,861
		2,508,048
General Freight Trucking - 1.9%
7,382	Old Dominion Freight Line, Inc.	1,251,913
Home Health Care Services - 3.8%
6,803	Amedisys, Inc. (a)	1,350,668
2,580	Chemed Corp.	1,163,760
		2,514,428
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 4.0%
20,919	Entegris, Inc.	1,235,267
7,089	KLA Corp.	1,378,669
		2,613,936
Management, Scientific, and Technical Consulting Services - 1.8%
10,145	FTI Consulting, Inc. (a)	1,162,110
Medical Equipment and Supplies Manufacturing - 6.0%
3,482	DexCom, Inc. (a)	1,411,603
6,931	Insulet Corp. (a)	1,346,416
9,975	Nevro Corp. (a)	1,191,713
		3,949,732
Metal Ore Mining - 3.7%
21,297	Newmont Corp.	1,314,877
9,290	Royal Gold, Inc.	1,154,933
		2,469,810
Motor Vehicle Manufacturing - 2.5%
1,497	Tesla, Inc. (a)	1,616,476
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.9%
5,479	Masimo Corp. (a)	1,249,157

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value
Pharmaceutical and Medicine Manufacturing - 10.6%
20,099	Bristol-Myers Squibb Co.	$1,181,821
7,931	Quidel Corp. (a)	1,774,482
2,268	Regeneron Pharmaceuticals, Inc. (a)	1,414,438
9,621	Repligen Corp. (a)	1,189,252
6,120	West Pharmaceutical Services, Inc.	1,390,281
		6,950,274
Professional, Scientific, and Technical Services - 1.7%
11,868	Leidos Holdings, Inc.	1,111,676
Securities and Commodity Contracts Intermediation and Brokerage - 2.0%
2,637	MarketAxess Holdings, Inc.	1,320,926
Semiconductor and Other Electronic Component Manufacturing - 16.8%
24,006	Advanced Micro Devices, Inc. (a)	1,262,956
21,398	Ambarella, Inc. (a)(b)	980,028
16,748	Cirrus Logic, Inc. (a)	1,034,691
22,180	Enphase Energy, Inc. (a)	1,055,103
10,335	Inphi Corp. (a)	1,214,362
4,591	Lam Research Corp.	1,485,005
3,652	NVIDIA Corp.	1,387,431
10,459	Skyworks Solutions, Inc.	1,337,288
9,200	SolarEdge Technologies, Inc. (a)	1,276,776
		11,033,640
Software Publishers - 12.5%
4,609	Ansys, Inc. (a)	1,344,584
8,736	Citrix Systems, Inc.	1,292,142
5,906	Coupa Software, Inc. (a)	1,636,198
12,670	Five9, Inc. (a)	1,402,189
6,753	Microsoft Corp.	1,374,303
3,454	Tyler Technologies, Inc. (a)	1,198,123
		8,247,539
Telecommunications - 6.3%
15,765	Cogent Communications Holdings, Inc.	1,219,580
8,009	ResMed, Inc.	1,537,728
4,965	RingCentral, Inc. (a)	1,415,075
		4,172,383
	TOTAL COMMON STOCKS (Cost $59,232,278)	65,617,408

MONEY MARKET FUNDS - 0.3%
187,526	First American Government Obligations Fund - Class X, 0.09% (c)	187,526
	TOTAL MONEY MARKET FUNDS (Cost $187,526)	187,526

	TOTAL INVESTMENTS (Cost $59,419,804) - 100.0%	65,804,934
	Other Liabilities in Excess of Assets - 0.0% (d)	(19,496)
	TOTAL NET ASSETS - 100.0%	$65,785,438

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-Income producing security.
(b)	Foreign Issue Security.
(c)	Rate shown is the 7-day effective yield.
(d)	Rounds to zero.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 99.5%
Australia - 4.3%
7,571	CSL Ltd.	$1,499,497
146,356	Fortescue Metals Group Ltd.	1,398,849
		2,898,346
Belgium - 6.4%
12,694	Elia Group S.A.	1,377,675
7,500	Galapagos N.V. (a)	1,475,008
31,981	Umicore S.A.	1,505,846
		4,358,529
Denmark - 2.4%
4,987	Genmab A/S (a)	1,669,226
Finland - 6.6%
24,319	Elisa OYJ	1,479,227
85,667	Kesko OYJ	1,464,870
72,165	Kojamo OYJ	1,524,247
		4,468,344
Germany - 6.7%
8,555	Bechtle AG	1,509,005
18,714	Scout24 AG	1,451,782
14,433	Varta AG (a)	1,619,918
		4,580,705
Hong Kong - 2.5%
998,354	Sun Art Retail Group Ltd.	1,705,465
Ireland - 2.1%
10,864	Flutter Entertainment PLC	1,426,250
Japan - 26.0%
85,239	Casio Computer Co., Ltd.	1,476,239
12,643	JCR Pharmaceuticals Co., Ltd.	1,321,968
26,101	Kobe Bussan Co., Ltd.	1,469,730
50,368	Koei Tecmo Holdings Co., Ltd.	1,630,342
17,435	Lasertec Corp.	1,640,561
77,694	NEC Networks & System Integration Corp.	1,577,265
20,698	Nippon Paint Holdings Co., Ltd.	1,502,870
27,121	Nitto Boseki Co., Ltd.	1,348,829
12,745	Oracle Corp. Japan	1,501,425
2,854	SMC Corp.	1,458,520
9,788	Tsuruha Holdings, Inc.	1,346,162
17,741	Welcia Holdings Co., Ltd.	1,427,824
		17,701,735
Netherlands - 4.6%
4,475	ASML Holding N.V.	1,643,535
27,617	Koninklijke Vopak N.V.	1,460,777
		3,104,312
Norway - 2.6%
918,192	NEL ASA (a)	1,798,179
Singapore - 2.3%
1,323,349	Sheng Siong Group Ltd.	1,566,824
Spain - 2.1%
46,854	Grifols S.A.	1,422,865

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value
Sweden - 17.8%
37,415	Atlas Copco AB	$1,584,422
95,420	Avanza Bank Holding AB	1,354,775
23,475	Evolution Gaming Group AB	1,399,703
31,275	L E Lundbergforetagen AB (a)	1,419,059
65,975	Nibe Industrier AB (a)	1,457,819
22,202	Sinch AB (a)	1,898,971
34,846	Sweco AB	1,564,633
20,872	Swedish Match AB	1,467,146
		12,146,528
Switzerland - 4.5%
20,593	Galenica AG	1,473,645
3,023	Lonza Group AG	1,595,973
		3,069,618
United Kingdom - 8.6%
305,818	Boohoo Group PLC (a)	1,561,224
328,669	Domino’s Pizza Group PLC	1,263,297
152,770	IG Group Holdings PLC	1,548,447
14,665	London Stock Exchange Group PLC	1,518,761
		5,891,729
	TOTAL COMMON STOCKS (Cost $63,238,759)	67,808,655

RIGHTS - 0.0% (b)
Norway - 0.0% (b)
918,192	NEL ASA - Rights (a)(c)	-
	TOTAL RIGHTS (Cost $444)	-

MONEY MARKET FUNDS - 0.4%
309,235	First American Government Obligations Fund - Class X, 0.09% (d)	309,235
	TOTAL MONEY MARKET FUNDS (Cost $309,235)	309,235

	TOTAL INVESTMENTS (Cost $63,548,438) - 99.9%	68,117,890
	Other Assets in Excess of Liabilities - 0.1%	49,226
	TOTAL NET ASSETS - 100.0%	$68,167,116

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-Income producing security.
(b)	Rounds to zero.
(c)	Value determined using significant unobservable inputs.
(d)	Rate shown is the 7-day effective yeild.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 106.0%
International Developed Equity - 61.7%
614,354	Alpha Architect International Quantitative Momentum ETF (a)(b)	$16,163,162
542,508	Alpha Architect International Quantitative Value ETF (a)(b)	13,134,119
		29,297,281
U.S. Equity - 44.3%
330,723	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	11,767,124
411,912	Alpha Architect U.S. Quantitative Value ETF (a)(b)	9,230,948
		20,998,072
	TOTAL INVESTMENT COMPANIES (Cost $56,335,229)	50,295,353

MONEY MARKET FUNDS - 0.6%
269,049	First American Government Obligations Fund - Class X, 0.09% (c)	269,049
	TOTAL MONEY MARKET FUNDS (Cost $269,049)	269,049

	TOTAL INVESTMENTS (Cost $56,604,278) - 106.6%	50,564,402
	TOTAL SECURITIES SOLD SHORT (Proceeds $29,956,550) - (61.5)%	(29,179,617)
	Other Assets in Excess of Liabilities - 54.9%	26,074,357
	TOTAL NET ASSETS - 100.0%	$47,459,142

Percentages are stated as a percent of net assets.

(a)	Affiliated Fund.
(b)	All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $29,791,394.
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Securities Sold Short
June 30, 2020 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 61.5%
479,376	iShares MSCI EAFE ETF	$29,179,617
	TOTAL INVESTMENT COMPANIES (Proceeds $29,956,550)	$29,179,617

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (UNAUDITED)

NOTE 1 – ORGANIZATION

Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (individually a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF are considered diversified under the 1940 Act. In contrast, Alpha Architect Value Momentum Trend ETF is currently considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services - Investment Companies. The investment objective of each Fund is to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Alpha Architect U.S. Quantitative Value ETF	Alpha Architect Quantitative Value Index
Alpha Architect International Quantitative Value ETF	Alpha Architect International Quantitative Value Index
Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect Quantitative Momentum Index
Alpha Architect International Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum Index
Alpha Architect Value Momentum Trend ETF	Alpha Architect Value Momentum Trend Index

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2020, the Alpha Architect International Quantitative Momentum ETF held rights that were fair valued at zero. These rights are included as level 3 securities in the Topic 820 and Level 3 Rollforward tables below.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of June 30, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Alpha Architect U.S. Quantitative Value ETF
Assets*
Common Stocks	$101,757,764	$-	$-	$101,757,764
Money Market Funds	257,071	-	-	257,071
Total Investments in Securities	$102,014,835	$-	$-	$102,014,835

Alpha Architect International Quantitative Value ETF
Assets*
Common Stocks	$80,000,247	$-	$-	$80,000,247
Money Market Funds	464,205	-	-	464,205
Total Investments in Securities	$80,464,452	$-	$-	$80,464,452

Alpha Architect U.S. Quantitative Momentum ETF
Assets*
Common Stocks	$65,617,408	$-	$-	$65,617,408
Money Market Funds	187,526	-	-	187,526
Total Investments in Securities	$65,804,934	$-	$-	$65,804,934

Alpha Architect International Quantitative Momentum ETF
Assets*
Common Stocks	$67,808,655	$-	$-	$67,808,655
Money Market Funds	309,235	-	-	309,235
Rights	-	-	-	-
Total Investments in Securities	$68,117,890	$-	$-	$68,117,890

Alpha Architect Value Momentum Trend ETF
Assets*
Investment Companies	$50,295,353	$-	$-	$50,295,353
Money Market Funds	269,049	-	-	269,049
Total Investments in Securities	$50,564,402	$-	$-	$50,564,402

Liabilities*
Investment Companies	$(29,179,617)	$-	$-	$(29,179,617)
Total Investments in Securities	$(29,179,617)	$-	$-	$(29,179,617)

*	For further detail on each asset class, see the Schedule of Investments

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (UNAUDITED)

There were transfers between Levels 1 and 3 during the reporting period. Transfers from Level 1 to Level 3 occurred because quoted prices were unavailable for the securities. Below is a reconciliation that details the activity of securities classified as Level 3 during the period ended June 30, 2020:

Alpha Architect International Quantitative Momentum ETF
Rights
Value, Beginning of Period	$-
Purchases	444
Proceeds from Sales	-
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	(444)
Transfers In/(Out) of Level 3	-
Value, End of Period	-

NOTE 3 - TRANSACTIONS WITH AFFILIATES:

The Alpha Architect Value Momentum Trend ETF’s transactions with affiliates represent holdings for which it and the Alpha Architect ETFs have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated investee funds during the fiscal period ended June 30, 2020:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$18,557,017	$22,315,732	$19,252,878	$22,506,855	$82,632,482
Purchases	2,779,166	2,830,621	1,011,997	4,090,002	10,711,786
Proceeds from Sales	(10,535,719)	(11,024,506)	(10,866,037)	(10,972,685)	(43,398,947)
Net Realized Gains (Losses)	(828,937)	(1,744,860)	1,059,835	(928,113)	(2,442,075)
Change in Unrealized Appreciation (Depreciation)	(740,579)	757,132	1,308,451	1,467,103	2,792,107
Value, End of Period	9,230,948	13,134,119	11,767,124	16,163,162	50,295,353
Dividend Income	211,666	285,763	19,510	177,751	694,690
Capital Gains Distributions	-	-	-	-	-

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Shares, Beginning of Period	666,081	829,686	641,256	878,450
Number of Shares Purchased	157,623	137,676	37,799	179,950
Number of Shares Sold	(411,792)	(424,854)	(348,332)	(444,046)
Shares, End of Period	411,912	542,508	330,723	614,354